UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       NorthStar Capital Funds, LLC

Address:    599 Lexington Avenue
            17th floor,
            New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael P. Zucker
Title:  Managing Member
Phone:  (212) 527-8340


Signature, Place and Date of Signing:

/s/ Michael P. Zucker               New York, NY               May 12, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -----

Form 13F Information Table Entry Total:          18
                                               -----

Form 13F Information Table Value Total:         $40,089
                                               --------



List of Other Included Managers:

NONE




    --------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE


                               TITLE OF                VALUE       SHRS OR   SH/ PUT/   INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)     PRN AMT   PRN CALL   DSCRTN    MNGRS        SOLE  SHARED  NONE

C COR INC.                     COM        125010108   1,530        175,000   SH          SOLE     NONE      175,000
COOPER INDS LTD                CLA        G24182100   1,304         15,000   SH          SOLE     NONE       15,000
ELECTRONIC ARTS INC            COM        285512109   1,642         30,000   SH          SOLE     NONE       30,000
Finisar                        COM        31787A101   6,027      1,225,000   SH          SOLE     NONE    1,225,000
GAP INC DEL                    COM        364760108   1,027         55,000   SH          SOLE     NONE       55,000
GARDNER DENVER INC             COM        365558105     978         15,000   SH          SOLE     NONE       15,000
GEOGLOBAL RESOURCES INC        COM        37249T109     621         65,000   SH          SOLE     NONE       65,000
HARSCO CORP                    COM        415864107   1,239         15,000   SH          SOLE     NONE       15,000
INTEGRATED DEVICE TECHNOLOGY   COM        458118106   7,802        525,000   SH          SOLE     NONE      525,000
INTERSIL CORP                  CLA        46069S109   3,615        125,000   SH          SOLE     NONE      125,000
LANDRYS RESTAURANTS INC        COM        51508L103     671         19,000   SH          SOLE     NONE       19,000
MANITOWOC INC                  COM        563571108   2,279         25,000   SH          SOLE     NONE       25,000
NCI BUILDING SYS INC           COM        628852105   2,391         40,000   SH          SOLE     NONE       40,000
PRECISION CASTPARTS CORP       COM        740189105   1,485         25,000   SH          SOLE     NONE       25,000
ROPER INDS INC NEW             COM        776696106   2,432         50,000   SH          SOLE     NONE       50,000
TITANIUM METALS CORP           COM NEW    888339207     971         20,000   SH          SOLE     NONE       20,000
WESCO INTL INC                 COM        95082P105   1,020         15,000   SH          SOLE     NONE       15,000
XILINX INC                     COM        983919101   3,055        120,000   SH          SOLE     NONE      120,000

SK 22058 0004 668059